Provision for Pension Plan - Allocation of Plan Assets (Detail)	Dec. 31, 2018
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
TCSPREV plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	86.17%
TCSPREV plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	2.90%
TCSPREV plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	9.23%
TCSPREV plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.43%
TCSPREV plan | Investments abroad
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.85%
TCSPREV plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.42%
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
PBS-Telemar Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	90.48%
PBS-Telemar Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	1.30%
PBS-Telemar Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	6.65%
PBS-Telemar Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.38%
PBS-Telemar Plan | Investments abroad
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.92%
PBS-Telemar Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.26%
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	100.00%
TelemarPrev Plan | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	92.51%
TelemarPrev Plan | Variable Income
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	1.61%
TelemarPrev Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	4.21%
TelemarPrev Plan | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.67%
TelemarPrev Plan | Investments abroad
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.79%
TelemarPrev Plan | Loans to participants
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets	0.21%